Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments
Derivative Instruments
16. DERIVATIVE

INSTRUMENTS
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of dollars 2024 2023 2024 2023
Regulatory deferral:

Commodity swaps and forwards
$

25 $

16 $

44 $

76

FX forwards

27

3

3

3

52

19

47

79
HFT derivatives:

Power swaps and physical contracts

34

29

30

36

Natural gas swaps, futures, forwards, physical

contracts

236

319

660

531

270

348

690

567
Other derivatives:

Equity derivatives

-

4

2 -

FX forwards
-

18

34

7
-

22

36

7
Total

gross current derivatives

322

389

773

653
Impact of master netting agreements:

Regulatory deferral
(7) (3) (7) (3)

HFT derivatives
(148) (146) (148) (146)
Total

impact of master netting agreements
(155) (149) (155) (149)
Less: Derivatives classified as held for sale
(1)
(1) -

(1) -

Total derivatives $

166 $

240 $

617 $

504
Current
(2)

115

174

526

386
Long-term
(2)

51

66

91

118
Total derivatives $

166 $

240 $

617 $

504
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale. For further details

on the pending transaction, refer to note 4.
(2) Derivative assets and liabilities are classified

as current or long-term based upon the maturities

of the underlying contracts.
Cash Flow Hedges
On May 26, 2021, a treasury lock was settled for a

gain of $
19

million that is being amortized through
interest expense over 10 years

as the underlying hedged item settles. As of December 31,

2024, the
unrealized gain in AOCI was $ 12

million, after-tax (December 31, 2023 – $
14

million, after-tax). For the
year ended December 31, 2024, unrealized gains of $ 2

million (2023 – $
2

million) have been reclassified
from AOCI into interest expense, net. The Company expects

$
2

million of unrealized gains currently in
AOCI to be reclassified into net income within the next

twelve months.
Regulatory Deferral
The Company has recorded the following changes with

respect to derivatives receiving regulatory
deferral:
Commodity Physical Commodity
swaps and FX natural gas swaps and FX
millions of dollars forwards forwards purchases forwards forwards
For the year ended December 31 2024 2023
Unrealized gain (loss) in regulatory assets $ (27) $

5 $ -

$ (109) $ (3)
Unrealized gain (loss) in regulatory liabilities

11

33 (3) (73) -

Realized gain in regulatory assets (8) -

-

(5) -

Realized loss in regulatory liabilities

4 -

-

2 -

Realized (gain) loss in inventory
(1)

11 (8) -

4 (10)
Realized (gain) loss in regulated fuel for generation
and purchased power
(2)

50 (6) (49) (9) (4)
Other -

-

-

(14) -

Total

change in derivative instruments
$

41 $

24 $ (52) $ (204) $ (17)
(1) Realized (gains) losses will be recognized in

fuel for generation and purchased power when

the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments

settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer

probable.
As at December 31, 2024, the Company had the following

notional volumes designated for regulatory
deferral that are expected to settle as outlined below:
millions 2025 2026-2027
Physical natural gas purchases:
Natural gas (MMBtu)

6 -

Commodity swaps and forwards purchases:
Natural gas (MMBtu)

21

23
Power (MWh)

1 -

Coal (metric tonnes)

1 -

FX forwards:
FX contracts (millions of USD) $

208 $

69
Weighted average rate

1.3361

1.3296
% of USD requirements 50% 17%
HFT Derivatives
The Company has recognized the following realized and

unrealized gains (losses) with respect to HFT
derivatives:
For the

Year ended December 31
millions of dollars 2024 2023
Power swaps and physical contracts in non-regulated operating revenues $

12 $ (6)
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues

195

1,043
Total

gains in net income
$

207 $

1,037
As at December 31, 2024, the Company had the following

notional volumes of outstanding HFT
derivatives that are expected to settle as outlined below:
2029 and
millions

2025 2026 2027 2028 thereafter
Natural gas purchases (Mmbtu)

262

111

43

30

73
Natural gas sales (Mmbtu)

299

69

16

8

4
Power purchases (MWh)

1 -

-

-

-

Power sales (MWh)

1 -

-

-

-
Other Derivatives
As at December 31, 2024, the Company had equity

derivatives in place to manage cash flow risk
associated with forecasted future cash settlements of deferred compensation obligations and FX forwards
in place to manage cash flow risk associated with forecasted

USD cash inflows.
The equity derivatives
hedge the return on 2.9

million shares and extends until December 2025. The

FX forwards have a
combined notional amount of $ 520

million USD and expire in 2025 through 2026.
For the Year ended December 31
millions of dollars 2024 2023
FX Equity FX Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in OM&G $ -

$ (2) $ -

$

4
Unrealized gain (loss) in other income, net (44) -

28 -

Realized gain (loss) in OM&G -

16 -

(13)
Realized loss in other income, net (12) -

(11) -

Total

gains (losses) in net income
$ (56) $

14 $

17 $ (9)
Credit Risk
The Company is exposed to credit risk with respect to

amounts receivable from customers, energy
marketing collateral deposits and derivative assets. Credit risk is the potential loss from a counterparty’s
non-performance under an agreement. The Company manages

credit risk with policies and procedures
for counterparty analysis, exposure measurement, and

exposure monitoring and mitigation. Credit
assessments are conducted on all new customers and

counterparties, and deposits or collateral are
requested on any high-risk accounts.

The Company assesses the potential for credit losses

on a regular basis and, where appropriate,
maintains provisions. With respect to counterparties, the Company has implemented procedures to
monitor the creditworthiness and credit exposure of counterparties and to consider default probability in
valuing the counterparty positions. The Company monitors

counterparties’ credit standing, including those
that are experiencing financial problems, have significant swings in default probability rates, have credit
rating changes by external rating agencies, or have changes

in ownership. Net liability positions are
adjusted based on the Company’s current default probability.

Net asset positions are adjusted based on
the counterparty’s current default probability.

The Company assesses credit risk internally for
counterparties that are not rated.
As at December 31, 2024, the maximum exposure the

Company had to credit risk was $
1.3

billion (2023
– $ 1.2

billion), which included accounts receivable net

of collateral/deposits and assets related to
derivatives.

It is possible that volatility in commodity prices could cause the Company to have material credit risk
exposures with one or more counterparties. If such counterparties fail to perform their obligations under
one or more agreements, the Company could suffer

a material financial loss. The Company transacts with
counterparties as part of its risk management strategy for managing commodity price, FX and interest
rate risk. Counterparties that exceed established credit

limits can provide a cash deposit or letter of credit
to the Company for the value in excess of the credit limit where contractually required. The total cash
deposits/collateral on hand as at December 31, 2024 was

$
303

million (2023 – $
310

million), which
mitigated the Company’s maximum credit risk

exposure. The Company uses the cash as payment for the
amount receivable or returns the deposit/collateral to the

customer/counterparty where it is no longer
required by the Company.
The Company enters into commodity master arrangements

with its counterparties to manage certain
risks, including credit risk to these counterparties. The

Company generally enters into International Swaps
and Derivatives Association agreements, North American Energy

Standards Board agreements and, or
Edison Electric Institute agreements. The Company believes

entering into such agreements offers
protection by creating contractual rights relating to creditworthiness,

collateral, non-performance and
default.
As at December 31, 2024, the Company had $ 140

million (2023 – $
142

million) in financial assets,
considered to be past due, which have been outstanding for

an average
61

days. The FV of these
financial assets was $ 128

million (2023 – $
127

million), the difference of which was included

in the
allowance for credit losses. These assets primarily relate

to accounts receivable from electric and gas
revenue.
Concentration Risk
The Company's concentrations of risk consisted of the

following:
As at December 31, 2024 December 31, 2023
millions of
dollars
% of total
exposure
millions of
dollars
% of total
exposure
Receivables, net
Regulated utilities:
Residential $

376 22% $

476 31%
Commercial

184 11%

194 13%
Industrial

73 4%

84 5%
Other

105 6%

103 7%
Cash collateral

46 3% 94 6%

784 46%

951 62%
Trading group:
Credit rating of A- or above

88 5%

47 3%
Credit rating of BBB- to BBB+

42 2%

33 2%
Not rated

165 10%

108 7%

295 17%

188 12%
Other accounts receivable

331 20%

151 10%
Classification as assets held for sale

(1)

118 7% -

0%

1,528 90%

1,290 84%
Derivative Instruments (current and long-term)
Credit rating of A- or above

91 5%

138 9%
Credit rating of BBB- to BBB+

1 0%

7 1%
Not rated

74 5%

95 6%

166 10%

240 16%
$

1,694 100% $

1,530 100%
(1) On August 5, 2024, Emera announced the

sale of NMGC. As at December 31, 2024

NMGC's assets and liabilities were
classified as held for sale. For further details, refer

to note 4.
Cash Collateral
The Company’s cash collateral positions consisted

of the following:
As at December 31 December 31
millions of dollars 2024 2023
Cash collateral provided to others $

198 $

101
Cash collateral received from others $

5 $

22
Collateral is posted in the normal course of business based

on the Company’s creditworthiness, including
its senior unsecured credit rating as determined by certain

major credit rating agencies. Certain
derivatives contain financial assurance provisions that require collateral to be posted if a material adverse
credit-related event occurs. If a material adverse event resulted in the senior unsecured debt falling below
investment grade, the counterparties to such derivatives

could request ongoing full collateralization.
As at December 31, 2024, the total FV of derivatives

in a liability position was $
617

million (December 31,
2023
–

$
504

million). If the credit ratings of the Company

were reduced below investment grade, the full
value of the net liability position could be required to be

posted as collateral for these derivatives.